Schedule II - Valuation and Qualifying Accounts (Details) - Allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 9,270	$ 8,008	$ 7,614
Provision Charged to Expense	8,701	4,448	3,094
Write-Offs	(5,777)	(2,827)	(3,233)
Foreign Exchange and Other	(79)	(359)	533
Balance at End of Year	$ 12,115	$ 9,270	$ 8,008